Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Consolidated Statements of Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current tax
Current year	$ 1,097	$ 1,390
Adjustments related to prior year	(263)	(50)
Current tax	834	1,340
Deferred tax
Change related to temporary differences	706	(139)
Adjustments related to prior years	226	12
Effects of change in tax rates in Canada	(201)
Total deferred tax	731	(127)
Income tax expense	$ 1,565	$ 1,213